Document and Entity Information	Nov. 06, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001814329
Document Type	8-K/A
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	Astra Space, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39426
Entity Tax Identification Number	85-1270303
Entity Address, Address Line One	1900 Skyhawk Street
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	(866)
Local Phone Number	278-7217
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 8, 2023, Astra Space, Inc. (the “Company”) filed a current report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission. This current report on Form 8-K/A (this “Amended Form 8-K”) is being filed solely because an incorrect version of the form of common stock purchase warrant was inadvertently filed as Exhibit 4.2 to the Original Form 8-K. The correct form of common stock purchase warrant is filed as Exhibit 4.2 hereto and supersedes and replaces in its entirety the form of common stock purchase warrant filed as Exhibit 4.2 to the Original Form 8-K.